Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	5,278,535
Exercise Price | $ / shares	$ 5.74
Weighted Average Remaining Life	4 years 5 months 12 days
January 20, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	112,491
Exercise Price | $ / shares	$ 112.5
Weighted Average Remaining Life	3 years 21 days
February 28, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	331,044
Exercise Price | $ / shares	$ 28.8
Weighted Average Remaining Life	4 years 1 month 28 days
December 6, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	220,500
Exercise Price | $ / shares	$ 1.25
Weighted Average Remaining Life	4 years 11 months 4 days
December 9, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	4,200,000
Exercise Price | $ / shares	$ 1.1
Weighted Average Remaining Life	4 years 11 months 8 days
January 18, 2028 [Member]
Share Capital and Reserves (Details) - Schedule of share purchase warrants outstanding [Line Items]
Warrants Outstanding | shares	414,500
Exercise Price | $ / shares	$ 7.8
Weighted Average Remaining Life	5 years 18 days